Note 29 - Exceptional Items From Continuing Operations (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Adjustments for deferred tax expense	$ 3,100	$ (3,119)